SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Due to Sponsor - related party (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash withdrawn from trust account	$ 0	$ 505,203
Related party	49,960	49,960	$ 9,960
Unpaid monthly administrative service fees
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party			$ 5,100
Sponsor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 49,960	$ 49,960
Sponsor | Working capital loans
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Debt instrument convertible conversion price1	$ 1.00	$ 1.00	$ 1.00
Sponsor | Unpaid monthly administrative service fees
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 45,100	$ 45,100	$ 5,100
Sponsor | Cash collected in connection with sale of founder shares to anchor investors
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Related party	$ 4,860	$ 4,860	$ 4,860